Schedule of key management personnel and directors’ compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Compensation and benefits	$ 318	$ 296	$ 617	$ 612
Cash paid for settlement of share-based awards	1,160		1,160
Share-based compensation	19	51	35	82
Key management personnel compensation	$ 1,497	$ 347	$ 1,812	$ 694